Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jun. 30, 2023	Jun. 30, 2023
Ordinary cash dividends paid, ordinary shares per share	$ 0.55	$ 0.50
Maximum percentage of dividends that may be paid from capital contribution reserves				50.00%
Own shares purchased and cancelled as part of the share repurchase program				62,548,000
Minimum percentage of the total capital reduction amount exceeding the nominal value by which captal contribution reserves are reduced upon cancellation of the shares				50.00%
Increase of equity attributable to non-controlling interests due to the acquisition of Credit Suisse Group			$ 285